19. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

19. PROPERTY, PLANT AND EQUIPMENT

	2019			2018
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	248	(19)	229	231	(16)	215
Reservoirs, dams and watercourses	3,280	(2,200)	1,080	3,282	(2,132)	1,150
Buildings, works and improvements	1,092	(818)	274	1,114	(800)	314
Machinery and equipment	2,598	(1,869)	729	2,773	(1,919)	854
Vehicles	20	(18)	2	32	(27)	5
Furniture and utensils	14	(11)	3	16	(12)	4
	7,252	(4,935)	2,317	7,448	(4,906)	2,542
In progress	133	–	133	120	–	120
Net property, plant and equipment	7,385	(4,935)	2,450	7,568	(4,906)	2,662

Changes in PP&E are as follows:

	2018	Additions	Disposals	Depreciation	Transfers / capitalizations (2)	2019
In service
Land (1)	215	–	–	(3)	17	229
Reservoirs, dams and watercourses	1,150	–	(4)	(80)	14	1,080
Buildings, works and improvements	314	–	(5)	(19)	(16)	274
Machinery and equipment	854	–	(81)	(78)	34	729
Vehicles	5	–	–	(3)	–	2
Furniture and utensils	4	–	(1)	–	–	3
	2,542		(91)	(183)	49	2,317
In progress	120	70	(12)	–	(45)	133
Net property, plant and equipment	2,662	70	(103)	(183)	4	2,450

(1)	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.
(2)	Balances of R$ 4 were transferred between Intangible assets and concession contract assets and PP&E.

	2017	Additions	Disposals	Depreciation	Transfer to Held for sale	Adjustment for business combination	Transfers / capitalizations	2018
In service
Land (1)	211	–	–	(2)	–	–	6	215
Reservoirs, dams and
watercourses	1,234	–	(2)	(82)	–	–	–	1,150
Buildings, works and
improvements	331	–	–	(19)	–	–	2	314
Machinery and
equipment	874	–	(9)	(70)	(256)	296	19	854
Vehicles	3	–		(2)	–	–	4	5
Furniture and utensils	3	–	–	–	–	–	1	4
	2,656	–	(11)	(175)	(256)	296	32	2,542
In progress	106	77	(22)				(41)	120
Net property, plant and equipment	2,762	77	(33)	(175)	(256)	296	(9)	2,662

(1)	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.

	2016	Additions	Jaguara, Miranda and Volta Grande Plants (1)	Disposals	Depreciation	Transfers / capitalizations	2017
In service
Land	279	–	(61)	(1)	(6)	–	211
Reservoirs, dams and watercourses	1,761	–	(441)	(4)	(85)	3	1,234
Buildings, works and improvements	418	–	(69)	–	(20)	2	331
Machinery and equipment	1,172	–	(305)	(5)	(93)	105	874
Vehicles	4	–	–	–	(1)	–	3
Furniture and utensils	3	–	–	–	–	–	3
	3,637	–	(876)	(10)	(205)	110	2,656
In progress	138	83		(17)	–	(98)	106
Net property, plant and equipment	3,775	83	(876)	(27)	(205)	12	2,762

Depreciation rates, which take into consideration the expected useful life of the assets, are revised annually by Management and are as follows:

Generation	(%)	Administration	(%)
Reservoirs, dams and watercourses	2	Software	20
Buildings – Machine room	2	Vehicles	14.29
Buildings – Other	3.33	IT equipment in general	16.67
Generator	3.33	General equipment	6.25
Water turbine	2.5	Buildings – Other	3.33
Pressure tunnel	3.13
Command station, panel and cubicle	3.57
Town planning and improvements	3.33

The average annual depreciation rate for the year 2019 is 3.13% (3.72% in 2018 and 3.14% in 2017). The segregation by activity is as follows:

Hydroelectric Generation	Thermoelectric Generation	Wind Power Generation	Administration
2.83	4.13	4.87	8.29

The Company has not identified any evidence of impairment of its Property, plant and equipment assets. The generation concession contracts provide that at the end of each concession the grantor must determine the amount to be indemnified to the Company for the residual value. Management believes that the amounts ultimately received will be higher than the historical residual value.

The residual value of the assets is the residual balance of the assets at the end of the concession contract which will be transferred to the grantor at the end of the concession contract and for which Cemig is entitled to receive in cash. For contracts under which Cemig does not have a right to receive such amounts or there is uncertainty related to collection of the amounts, such as in the case of thermal generation and hydroelectric generation as an independent power producer, no residual value is recognized, and the depreciation rates are adjusted so that all the assets are depreciated within the concession term.